UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-02978
Morgan Stanley Focus Growth Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Arthur Lev
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: December 31, 2011
Date of reporting period: September 30, 2011
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Focus Growth Fund
Portfolio of Investments ▪ September 30, 2011 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (91.9%)
	Air Transport (2.3%)
862,822	Expeditors International of Washington, Inc.	$34,987,432

	Alternative Energy (2.9%)
1,575,282	Ultra Petroleum Corp. (a)	43,666,817

	Biotechnology (2.5%)
906,091	Illumina, Inc. (a)	37,077,244

	Chemicals: Diversified (3.2%)
811,816	Monsanto Co.	48,741,433

	Commercial Finance & Mortgage Companies (1.8%)
5,941,766	BM&F Bovespa SA (Brazil)	27,777,223

	Commercial Services (1.9%)
1,285,351	Leucadia National Corp.	29,151,761

	Communications Technology (4.6%)
1,672,448	Motorola Solutions, Inc.	70,075,571

	Computer Services, Software & Systems (15.4%)
406,611	Baidu, Inc. ADR (China) (a)	43,470,782
1,997,378	Facebook, Inc. Class B (a)(b)(c)	49,934,450
189,824	Google, Inc. Class A (a)	97,641,669
366,190	Salesforce.com, Inc. (a)	41,848,193

		232,895,094

	Computer Technology (13.0%)
464,350	Apple, Inc. (a)	177,000,933
913,668	Yandex N.V. Class A (Russia) (a)	18,647,964

		195,648,897

	Diversified Media (2.0%)
691,717	Naspers Ltd. Class N (South Africa)	29,942,290

	Diversified Retail (17.8%)
847,456	Amazon.com, Inc. (a)	183,245,411
837,122	Fastenal Co.	27,859,420
240,776	NetFlix, Inc. (a)	27,246,212
66,076	Priceline.com, Inc. (a)	29,698,519

		268,049,562

	Financial Data & Systems (1.9%)
927,938	MSCI, Inc. Class A (a)	28,144,359

	Medical Equipment (3.4%)
142,307	Intuitive Surgical, Inc. (a)	51,839,594

	Metals & Minerals: Diversified (1.9%)
852,887	Molycorp, Inc. (a)	28,034,396

	Pharmaceuticals (3.5%)
768,308	Mead Johnson Nutrition Co.	52,882,640

	Real Estate Investment Trusts (REIT) (4.4%)
2,392,198	Brookfield Asset Management, Inc. Class A (Canada)	65,905,055

	Recreational Vehicles & Boats (4.0%)
2,549,648	Edenred (France)	60,618,075

	Semiconductors & Components (3.4%)
1,160,637	ARM Holdings PLC ADR (United Kingdom)	29,596,243
345,443	First Solar, Inc. (a)	21,835,452

		51,431,695

	Wholesale & International Trade (2.0%)
18,704,000	Li & Fung Ltd. (d)	30,708,193

	Total Common Stocks (Cost $1,187,106,578)	1,387,577,331

	Convertible Preferred Stock (0.6%)
	Alternative Energy
2,870,456	Better Place, Inc. (Cost $8,611,368) (a)(b)(c)	$8,611,368

Morgan Stanley Focus Growth Fund
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued

NUMBER OF SHARES (000)
	Short-Term Investment (7.6%)
	Investment Company
114,276	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $114,276,049)(e)		114,276,049

	Total Investments (Cost $1,309,993,995) (f)(g)	100.1%	1,510,464,748
	Liabilities in Excess of Other Assets	(0.1)	(1,297,672)

	Net Assets	100.0%	$1,509,167,076

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	Illiquid security. Resale is restricted to qualified institutional investors.

(c)	At September 30, 2011, the Fund held fair valued securities valued at $58,545,818, representing 3.9% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(d)	Security trades on the Hong Kong exchange.

(e)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

(f)	The market value and percentage of net assets, $121,268,558 and 8.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Focus Growth Fund
Notes to Portfolio of Investments ▪ September 30, 2011 (unaudited)
Valuation of Investments — (1) An equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.
Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER
		ACTIVE MARKETS FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Common Stocks
Air Transport	$34,987,432	$34,987,432	—	—
Alternative Energy	43,666,817	43,666,817	—	—
Biotechnology	37,077,244	37,077,244	—	—
Chemicals: Diversified	48,741,433	48,741,433	—	—
Commercial Finance & Mortgage Companies	27,777,223	27,777,223	—	—
Commercial Services	29,151,761	29,151,761	—	—
Communications Technology	70,075,571	70,075,571	—	—
Computer Services, Software & Systems	232,895,094	182,960,644	—	$49,934,450
Computer Technology	195,648,897	195,648,897	—	—
Diversified Media	29,942,290	—	$29,942,290	—
Diversified Retail	268,049,562	268,049,562	—	—
Financial Data & Systems	28,144,359	28,144,359	—	—
Medical Equipment	51,839,594	51,839,594	—	—
Metals & Minerals: Diversified	28,034,396	28,034,396	—	—
Pharmaceuticals	52,882,640	52,882,640	—	—
Real Estate Investment Trusts (REIT)	65,905,055	65,905,055	—	—
Recreational Vehicles & Boats	60,618,075	—	60,618,075	—
Semiconductors & Components	51,431,695	51,431,695	—	—
Wholesale & International Trade	30,708,193	—	30,708,193	—

Total Common Stocks	1,387,577,331	1,216,374,323	121,268,558	49,934,450

Convertible Preferred Stock	8,611,368	—	—	8,611,368
Short-Term Investment - Investment Company	114,276,049	114,276,049	—	—

Total Assets	$1,510,464,748	$1,330,650,372	$121,268,558	$58,545,818

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2011, securities with a total value of $121,268,558 transferred from Level 1 to Level 2. At September 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Convertible
	Common Stocks	Preferred Stocks
Beginning Balance	$30,975,703	$8,611,368
Purchases	9,117,423	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Change in unrealized appreciation/depreciation	9,841,324	—
Realized gains (losses)	—	—

Ending Balance	$49,934,450	$8,611,368

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2011	$9,841,324	—

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Focus Growth Fund
/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
November 17, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
November 17, 2011
/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 17, 2011